INVESTMENTS IN COMPANIES AND ASSOCIATES (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 17, 2016	Dec. 29, 2015	Dec. 31, 2012
Texas Shopping Centers [Member]
Investments in and Advances to Affiliates [Line Items]
Beneficial interest			4.00%
Capital contribution			$ 4,000
300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Payment for acquisition	$ 3,000	$ 12,900
Acquisition costs		$ 242
Interest percentage in joint venture		30.00%
Interest rate percentage for additional investment	12.00%